Statement of Financial Position of the Company (Reserves) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2018
Loss for the period	¥ (237,889)	¥ (531,854)
Other comprehensive income for the period:
Exchange differences related to foreign operations	(2,641)
Total comprehensive income/(loss) for the period	(235,078)	(469,940)
Recognition of share-based compensation expenses	10,514	692
Shares subscribed in connection with acquisition of a subsidiary (Note23)		31,859
Predecessor
Loss for the period			¥ (228,378)	¥ (154,046)
Other comprehensive income for the period:
Exchange differences related to foreign operations			(13,120)	(34,190)
Total comprehensive income/(loss) for the period			(220,444)	(156,205)
Recognition of share-based compensation expenses			34,403	18,418
Capital surplus
Other comprehensive income for the period:
Recognition of share-based compensation expenses	10,514	692
Shares subscribed in connection with acquisition of a subsidiary (Note23)		31,859
Capital surplus | Predecessor
Other comprehensive income for the period:
Recognition of share-based compensation expenses			34,403	18,418
Foreign currency translation reserves
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	2,811	61,914
Foreign currency translation reserves | Predecessor
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			7,934	(2,159)
Accumulated deficit
Loss for the period	(236,497)	(505,570)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(236,497)	(505,570)
Accumulated deficit | Predecessor
Loss for the period			(200,441)	(129,998)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			(200,441)	(129,998)
Total equity attributable to equity holders of parents
Loss for the period	(236,497)	(505,570)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(233,686)	(443,656)
Recognition of share-based compensation expenses	10,514	692
Shares subscribed in connection with acquisition of a subsidiary (Note23)		31,859
Total equity attributable to equity holders of parents | Predecessor
Loss for the period			(200,441)	(129,998)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			(192,507)	(132,157)
Recognition of share-based compensation expenses			34,403	18,418
Non-controlling interests
Loss for the period	(1,392)	(26,284)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(1,392)	(26,284)
Non-controlling interests | Predecessor
Loss for the period			(27,937)	(24,048)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			(27,937)	¥ (24,048)
Parent
Equity at beginning of period	8,177,732	8,169,309
Loss for the period	(22,394)	(119,972)
Other comprehensive income for the period:
Exchange differences related to foreign operations	3,457	14,242
Total comprehensive income/(loss) for the period	(18,937)	(105,730)
Recognition of share-based compensation expenses	10,514	692
Shares subscribed in connection with acquisition of a subsidiary (Note23)		31,859
Equity at end of period	8,169,309	8,096,130	8,177,732
Parent | Capital surplus
Equity at beginning of period	8,241,629	8,252,143
Other comprehensive income for the period:
Recognition of share-based compensation expenses	10,514	692
Shares subscribed in connection with acquisition of a subsidiary (Note23)		31,859
Equity at end of period	8,252,143	8,284,694	8,241,629
Parent | Foreign currency translation reserves
Equity at beginning of period	(7,205)	(3,748)
Other comprehensive income for the period:
Exchange differences related to foreign operations	3,457	14,242
Total comprehensive income/(loss) for the period	3,457	14,242
Equity at end of period	(3,748)	10,494	(7,205)
Parent | Accumulated deficit
Equity at beginning of period	(56,692)	(79,086)
Loss for the period	(22,394)	(119,972)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(22,394)	(119,972)
Equity at end of period	¥ (79,086)	¥ (199,058)	¥ (56,692)